Note 10 (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities held for trading [Abstract]
Financial assets and liabilities held for trading [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	2023	2022	2021
ASSETS
Derivatives		34,293	39,908	30,933
Equity instruments	7.2.2	4,589	4,404	15,963
Credit institutions		277	317	816
Other sectors		4,312	4,086	15,147
Debt securities	7.2.2	28,569	24,367	25,790
Issued by central banks		740	821	936
Issued by public administrations		24,766	20,703	21,946
Issued by financial institutions		1,824	1,365	1,130
Other debt securities		1,239	1,477	1,778
Loans and advances	7.2.2	73,590	41,993	50,807
Loans and advances to central banks		2,809	1,632	3,467
Reverse repurchase agreement		2,809	1,632	3,467
Loans and advances to credit institutions		56,599	25,231	31,916
Reverse repurchase agreement (1)		56,569	25,201	31,901
Loans and advances to customers		14,182	15,130	15,424
Reverse repurchase agreement		13,615	14,832	14,916
Total assets	8.1	141,042	110,671	123,493
LIABILITIES
Derivatives		33,045	37,909	31,705
Short positions		15,735	13,487	15,135
Deposits		72,935	44,215	44,294
Deposits from central banks		6,397	3,950	11,248
Repurchase agreement		6,397	3,950	11,248
Deposits from credit institutions		43,337	28,924	16,176
Repurchase agreement (1)		42,676	28,573	15,632
Customer deposits		23,201	11,341	16,870
Repurchase agreement		23,157	11,302	16,824
Total liabilities	8.1	121,715	95,611	91,135
(1) The variation is mainly due to the evolution of "Reverse repurchase agreement" of BBVA, S.A. partially compensated with the evolution of "Repurchase agreement" of BBVA, S.A.

Derivatives by type of risk and by product or by type of market [Table Text Block]
Below is a breakdown by type of risk and market, of the fair value and notional amounts of derivatives recognized in the consolidated balance sheets, divided into organized and OTC markets:

Derivatives by type of risk and by product or by type of market (Millions of Euros)
	2023			2022			2021
	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total
Interest rate	15,251	13,171	4,741,629	19,563	18,220	4,286,531	15,782	15,615	3,902,760
OTC	15,248	13,167	4,722,314	19,558	18,215	4,278,249	15,774	15,610	3,884,561
Organized market	3	4	19,315	5	5	8,282	8	5	18,199
Equity instruments	2,587	3,723	70,804	3,067	3,770	76,749	2,802	4,123	72,656
OTC	1,212	2,551	49,038	1,810	2,127	52,739	775	1,930	48,695
Organized market	1,375	1,172	21,767	1,257	1,643	24,010	2,028	2,192	23,962
Foreign exchange and gold	15,911	15,608	632,780	16,971	15,528	589,705	12,104	11,471	533,395
OTC	15,889	15,590	623,203	16,954	15,505	580,850	12,090	11,445	526,590
Organized market	22	18	9,577	17	23	8,855	14	26	6,805
Credit	543	542	31,478	299	383	43,450	236	490	19,937
Credit default swap	540	528	29,844	293	282	41,760	236	254	18,121
Credit spread option	—	—	—	—	—	—	—	—	—
Total return swap	3	14	1,475	7	101	1,665	—	236	1,815
Other	—	—	159	—	—	25	—	—	—
Commodities	1	1	169	9	8	60	8	7	149
DERIVATIVES	34,293	33,045	5,476,860	39,908	37,909	4,996,495	30,933	31,705	4,528,897
Of which: OTC - credit institutions	23,998	23,977	1,463,433	28,385	26,454	1,205,895	21,069	22,488	1,073,921
Of which: OTC - other financial corporations	5,042	4,412	3,815,162	5,745	4,493	3,587,546	3,300	3,075	3,257,382
Of which: OTC - other	3,854	3,461	147,310	4,501	5,290	161,882	4,514	3,919	148,629